Property and Equipment, net	12 Months Ended
Dec. 31, 2014
Property and Equipment, net
Property and Equipment, net

9.Property and Equipment, net

Property and equipment, net, consisted of the following:

	As of December 31,
	2013	2014
	RMB	RMB

Office buildings	77,797	77,797
Office buildings improvements	3,884	3,948
Computer and software	54,271	56,942
Furniture, fixture and other equipment	4,544	4,960
Motor vehicles	407	407
Leasehold improvements	3,296	4,254
	144,199	148,308
Less: accumulated depreciation and amortization	(44,715)	(56,614)
Property and equipment, net	99,484	91,694

For the years ended December 31, 2012, 2013 and 2014, depreciation and amortization expenses for the property and equipment amount to RMB13,264, RMB15,576 and RMB13,716, respectively.